Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Shareholders’ equity	Capital	Capital reserve	Treasury shares	Deemed Cost	Other Comprehensive Incomes	Legal reserves	Profit retention reserve	Additional proposed dividends	Accumulated profit	Attributable to non-controlling interests
Beginning balance, value at Dec. 31, 2022	R$ 21,131,225	R$ 20,817,364	R$ 10,800,000	R$ 0	R$ 0	R$ 597,276	R$ (3,894)	R$ 1,512,687	R$ 7,911,295	R$ 0	R$ 0	R$ 313,861
Net income	2,327,168	2,258,810									2,258,810	68,358
Adjustments related to actuarial liabilities, net of taxes	(250,119)	(250,837)					(250,837)					718
Adjustments related to financial assets	(4,206)	(2,942)					(2,942)					(1,264)
Total comprehensive income	2,072,843	2,005,031	0	0	0	0	(253,779)	0	0	0	2,258,810	67,812
Realization - deemed cost, net of taxes	0	0				(32,553)					32,553
Long-Term Incentive Plan - ILP	0
Share buyback	0
Dividends and Interest on equity (JSCP)	(62,162)	0							0		0	(62,162)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve	0	0						112,941			(112,941)
Interest on equity (JSCP)	(971,886)	(958,000)							(44,160)	0	(913,840)	(13,886)
Dividends	(111)	0								131,211	(131,211)	(111)
Profit retention reserve	0	0							1,133,371		(1,133,371)
Issuing shares	2,021,758	2,021,758	2,021,758
Ending balance, value at Dec. 31, 2023	24,191,667	23,886,153	12,821,758	0	0	564,723	(257,673)	1,625,628	9,000,506	131,211	0	305,514
Net income	2,799,370	2,809,631									2,809,631	(10,261)
Adjustments related to actuarial liabilities, net of taxes	240,037	239,888					239,888					149
Adjustments related to financial assets	(475)	(184)					(184)					(291)
Total comprehensive income	3,038,932	3,049,335	0	0	0	0	239,704	0	0	0	2,809,631	(10,403)
Realization - deemed cost, net of taxes	0	0				(33,364)					33,364
Long-Term Incentive Plan - ILP	5,595	5,595		5,595
Share buyback	(50,044)	(50,044)			(50,044)
Deliberation of additional dividends proposed	(131,211)	(131,211)								(131,211)	0
Dividends and Interest on equity (JSCP)	(1,118,805)	(1,085,110)							(114,888)		(970,222)	(33,695)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve	0	0						140,482			(140,482)
Dividends	0	0							(577,570)	1,250,025	(672,455)
Profit retention reserve	0	0							1,059,836		(1,059,836)
Realization - actuarial gain	0	0					4,018	0	(4,018)	0	0
Gains (losses) on disposals of investments	(299,199)	0										(299,199)
Ending balance, value at Dec. 31, 2024	25,636,935	25,674,718	12,821,758	5,595	(50,044)	531,359	(13,951)	1,766,110	9,363,866	1,250,025	0	(37,783)
Net income	2,687,939	2,688,614									2,688,614	(675)
Adjustments related to actuarial liabilities, net of taxes	(187,922)	(187,922)					(187,922)
Adjustments related to financial assets	1,560	1,143					1,143					417
Total comprehensive income	2,501,577	2,501,835	0	0	0	0	(186,779)	0	0	0	2,688,614	(258)
Realization - deemed cost, net of taxes	0	0				(42,637)					42,637
Long-Term Incentive Plan - ILP	24,972
Long-Term Incentive Plan (ILP), classified as an equity investment	21,578	21,578		13,043	6,701				1,834
Share buyback	(70,046)	(70,046)			(70,046)
Premium paid to shareholders	(1,298,041)	(1,298,041)							(1,298,041)
Deliberation of additional dividends proposed	(1,250,025)	(1,250,025)								(1,250,025)
Dividends and Interest on equity (JSCP)	(2,450,000)	(2,450,000)							(1,350,000)		(1,100,000)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve	0	0						134,431			(134,431)
Profit retention reserve	0	0							1,496,820		(1,496,820)
Ending balance, value at Dec. 31, 2025	R$ 23,091,978	R$ 23,130,019	R$ 12,821,758	R$ 18,638	R$ (113,389)	R$ 488,722	R$ (200,730)	R$ 1,900,541	R$ 8,214,479	R$ 0	R$ 0	R$ (38,041)